Segment Information (Tables)	6 Months Ended
Mar. 31, 2026
Segment Information [Abstract]
Schedule of Evaluate Performance Based on the Operating Segment’s Revenue	The Group’s CODMs evaluate performance based on the operating segment’s revenue and their operating results. The revenue and operating results by segments were as follows:
	For the six months ended March 31, 2026
	EXTEND	Other subsidiaries	Consolidated
Revenues from external Customers	$6,864	$2,612,064	$2,618,928
Segment losses before tax	$(110,983)	$(1,559,095)	$(1,670,078)

	For the six months ended March 31, 2025
	EXTEND	Other subsidiaries	Consolidated
Revenues from external Customers	$431,599	$3,070,348	$3,501,947
Segment losses before tax	$(111,181)	$(2,976,178)	$(3,087,359)

Schedule of Total Assets from Continuing Operations by Segments

The total assets from continuing operations by segments as of March 31, 2026 and September 30, 2025 were as follows:

	As of March 31, 2026	As of September 30, 2025
Segment assets
EXTEND	$281,829	$386,047
Other subsidiaries	21,478,632	20,965,583
Total segment assets	$21,760,461	$21,351,630

The property and equipment, net from continuing operations by segments as of March 31, 2026 and September 30, 2025 were as follows:

	As of March 31, 2026	As of September 30, 2025
Property and equipment, net
EXTEND	$—	$—
Other subsidiaries	171,644	222,266
Total property and equipment, net	$171,644	$222,266

The right-of-use assets, net from continuing operations by segments as of March 31, 2026 and September 30, 2025 were as follows:

	As of March 31, 2026	As of September 30, 2025
Right-of-use assets, net
EXTEND	$105,800	$27,335
Other subsidiaries	320,811	378,649
Total right-of-use assets, net	$426,611	$405,984